UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-42

                             Scudder Portfolio Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  01/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder High Income Opportunity Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------

                                                                                Principal
                                                                               Amount ($) (b)   Value ($)
                                                                          --------------------------------
Corporate Bonds 73.7%
Consumer Discretionary 19.7%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012 (c)                         335,000         319,925
Adesa, Inc., 7.625%, 6/15/2012                                                    215,000         209,625
AMC Entertainment, Inc., 8.0%, 3/1/2014 (c)                                       775,000         701,375
Ames True Temper, Inc., 144A, 7.141%**, 1/15/2012                                 325,000         305,500
AutoNation, Inc., 9.0%, 8/1/2008                                                  350,000         380,625
Aztar Corp., 7.875%, 6/15/2014 (c)                                                685,000         717,538
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (c)                          270,000         262,575
Cablevision Systems New York Group, 144A, 7.88%**, 4/1/2009                       655,000         668,100
Caesars Entertainment, Inc.:
8.875%, 9/15/2008                                                                 310,000         341,388
9.375%, 2/15/2007                                                                 195,000         208,406
Charter Communications Holdings LLC:
Step-up coupon, 0% to 5/15/2006, 11.75% to 5/15/2011                            1,427,000         909,712
9.625%, 11/15/2009 (c)                                                          1,161,000         847,530
10.25%, 9/15/2010                                                               2,085,000       2,082,394
Cooper-Standard Automotive, Inc., 144A, 8.375%, 12/15/2014                        760,000         554,800
CSC Holdings, Inc., 7.875%, 12/15/2007                                          1,030,000       1,053,175
Dex Media East LLC/Financial, 12.125%, 11/15/2012                               2,746,000       3,229,982
DIMON, Inc.:
7.75%, 6/1/2013                                                                   155,000         174,762
Series B, 9.625%, 10/15/2011                                                    1,690,000       1,899,560
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012 (c)                                                   260,000         221,000
Series B, 9.0%, 5/1/2009                                             EUR          215,000         189,521
Dyersburg Corp., Series B, 9.75%, 9/1/2007 *                                    1,500,000               0
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                       185,000         179,450
Eye Care Centers of America, Inc., 144A, 10.75%, 2/15/2015                        255,000         237,150
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (c)                                   360,000         334,800
General Motors Corp., 8.25%, 7/15/2023                                            120,000          91,811
Icon Health & Fitness, Inc., 11.25%, 4/1/2012 (c)                                 335,000         237,850
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (c)                 435,000         352,894
ITT Corp., 7.375%, 11/15/2015                                                     865,000         927,713
Jacobs Entertainment, Inc.:
11.875%, 2/1/2009                                                               1,214,000       1,312,637
144A, 11.875%, 2/1/2009                                                           530,000         573,063
Kellwood Co., 7.625%, 10/15/2017                                                  110,000         116,782
Levi Strauss & Co., 144A, 7.73%**, 4/1/2012 (c)                                   450,000         414,000
Mediacom LLC, 9.5%, 1/15/2013 (c)                                                 945,000         904,838
MGM MIRAGE:
8.375%, 2/1/2011 (c)                                                            1,270,000       1,349,375
9.75% , 6/1/2007                                                                  425,000         457,937
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                 270,000         294,300
NCL Corp., 144A, 10.625%, 7/15/2014                                               560,000         574,000
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75%
to 9/1/2012                                                                       765,000         524,025
Paxson Communications Corp.:
Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009 (c)                          260,000         241,800
10.75%, 7/15/2008 (c)                                                             255,000         251,813
Petro Stopping Centers, 9.0%, 2/15/2012 (c)                                     1,165,000       1,159,175
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (c)                                555,000         557,775
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                        660,000         669,900
PRIMEDIA, Inc.:
8.164%**, 5/15/2010                                                             1,070,000       1,123,500
8.875%, 5/15/2011                                                               1,110,000       1,148,850
Renaissance Media Group LLC, 10.0%, 4/15/2008                                     575,000         581,469
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                      715,000         813,313
Restaurant Co., 11.25%, 5/15/2008                                                 720,942         706,523
Sbarro, Inc., 11.0%, 9/15/2009 (c)                                                340,000         326,400
Schuler Homes, Inc., 10.5%, 7/15/2011 (c)                                       1,422,000       1,563,067
Simmons Bedding Co., 144A, Step-up Coupon, 0% to 12/15/2009, 10.0%
to 12/15/2014                                                                   1,260,000         693,000
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012 (c)                                                             1,260,000       1,250,550
8.75%, 12/15/2011                                                               1,215,000       1,242,337
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                               480,000         475,200
Toys "R" Us, Inc., 7.375%, 10/15/2018                                           1,075,000         849,250
Trump Holdings & Funding, 12.625%, 3/15/2010 *                                    445,000         480,600
TRW Automotive, Inc.:
11.0%, 2/15/2013 (c)                                                              950,000       1,021,250
11.75%, 2/15/2013                                                    EUR          225,000         330,077
United Auto Group, Inc., 9.625%, 3/15/2012                                        925,000         962,000
Visteon Corp.:
7.0%, 3/10/2014 (c)                                                             1,310,000         913,725
8.25%, 8/1/2010 (c)                                                                70,000          53,725
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                 415,000         441,975
Williams Scotsman, Inc., 9.875%, 6/1/2007 (c)                                   1,295,000       1,272,337
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                     1,162,000       1,086,470
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005,
14.0% to 12/31/2009                                                               840,192         852,795
Young Broadcasting, Inc., 8.75%, 1/15/2014 (c)                                    814,000         757,020
                                                                                              -----------
                                                                                               45,986,014

Consumer Staples 2.5%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                          226,000         234,475
Del Laboratories, Inc., 144A, 8.0%, 2/1/2012                                      365,000         344,925
Duane Reade, Inc., 9.75%, 8/1/2011                                                400,000         344,000
GNC Corp.:
8.5%, 12/1/2010 (c)                                                               280,000         214,200
144A, 8.625%, 1/15/2011                                                            45,000          40,050
National Beef Packing Co., 10.5%, 8/1/2011                                        410,000         392,575
North Atlantic Trading Co., 9.25%, 3/1/2012 (c)                                 1,500,000       1,080,000
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013 (c)                                701,000         581,830
Rite Aid Corp., 11.25%, 7/1/2008                                                  890,000         938,950
Standard Commercial Corp., 8.0%, 4/15/2012                                        305,000         349,606
Swift & Co.:
10.125%, 10/1/2009                                                                 90,000          96,300
12.5%, 1/1/2010 (c)                                                               750,000         826,875
Viskase Co., Inc., 11.5%, 6/15/2011                                               340,000         357,000
                                                                                              -----------
                                                                                                5,800,786

Energy 4.5%
Belden &  Blake Corp., 8.75%, 7/15/2012                                           690,000         624,450
Chesapeake Energy Corp.:
144A, 6.625%, 1/15/2016                                                           140,000         137,900
6.875%, 1/15/2016                                                                 340,000         338,300
9.0%, 8/15/2012                                                                   380,000         416,100
CITGO Petroleum Corp., 6.0%, 10/15/2011                                           905,000         880,113
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (c)                                                              130,000         107,575
7.125%, 5/15/2018                                                                 702,000         512,460
7.625%, 10/15/2026                                                                300,000         216,000
144A, 9.875%, 7/15/2010                                                           845,000         853,450
El Paso Production Holding Corp., 7.75%, 6/1/2013                                 939,000         946,042
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                             875,000         861,875
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                             240,000         168,000
Southern Natural Gas, 8.875%, 3/15/2010 (c)                                       755,000         820,610
Stone Energy Corp.:
6.75%, 12/15/2014                                                                 471,000         447,450
8.25%, 12/15/2011                                                               1,110,000       1,137,750
Whiting Petroleum Corp., 7.25%, 5/1/2013                                           75,000          74,250
Williams Companies, Inc.:
8.125%, 3/15/2012 (c)                                                           1,385,000       1,516,575
8.75%, 3/15/2032                                                                  420,000         483,000
                                                                                              -----------
                                                                                               10,541,900

Financials 5.8%
AAC Group Holding Corp., 144A, Step-up Coupon, 0% to 10/1/2008, 10.25%
to 10/1/2012                                                                      155,000         108,500
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                     1,045,000         930,050
Alamosa Delaware, Inc., Step-up Coupon, 0% to 7/31/2005, 12.0%
to 7/31/2009                                                                      328,000         357,520
AmeriCredit Corp., 9.25%, 5/1/2009                                              1,620,000       1,725,300
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                             280,000         176,602
BF Saul Real Estate Investment Trust, 7.5%, 3/1/2014                              335,000         346,725
E*TRADE Financial Corp., 8.0%, 6/15/2011                                          800,000         820,000
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *                      1,906,858               0
FINOVA Group, Inc., 7.5%, 11/15/2009                                            3,439,800       1,504,912
FRD Acquisition Co., Series B, 12.5%, 7/15/2004 *                                 120,000               0
General Motors Acceptance Corp.:
5.625%, 5/15/2009                                                                 156,000         141,211
6.125%, 8/28/2007                                                                  90,000          87,695
6.75%, 12/1/2014 (c)                                                              380,000         318,341
H&E Equipment/Finance, 11.125%, 6/15/2012                                         645,000         709,500
Poster Financial Group, Inc., 8.75%, 12/1/2011 (c)                                720,000         727,200
PXRE Capital Trust I, 8.85%, 2/1/2027                                             635,000         657,225
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                     265,000         197,425
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                  585,000         668,363
Radnor Holdings Corp., 11.0%, 3/15/2010 (c)                                       960,000         638,400
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                       355,000         326,600
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                               800,000         630,000
Triad Acquisition, 144A, 11.125%, 5/1/2013                                        510,000         506,685
UGS Corp., 144A, 10.0%, 6/1/2012                                                  740,000         791,800
Universal City Development, 11.75%, 4/1/2010                                    1,140,000       1,291,050
                                                                                              -----------
                                                                                               13,661,104

Health Care 2.7%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                              510,000         525,300
Curative Health Services, Inc., 10.75%, 5/1/2011 (c)                              418,000         317,680
Encore Medical Corp., 9.75%, 10/1/2012 (c)                                        440,000         409,200
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (c)                             405,000         384,750
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (c)                                          962,000         986,050
IDI Acquisition Corp., 144A, 10.75%, 12/15/2011                                   450,000         450,000
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (c)                    635,000         603,250
Tenet Healthcare Corp.:
6.375%, 12/1/2011 (c)                                                             995,000         925,350
144A, 9.25%, 2/1/2015                                                           1,765,000       1,765,000
                                                                                              -----------
                                                                                                6,366,580

Industrials 11.3%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                710,000         759,700
Allied Security Escrow Corp., 11.375%, 7/15/2011                                  675,000         688,500
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                      1,690,000       1,482,975
Series B, 9.25%, 9/1/2012                                                         663,000         699,465
Avondale Mills, Inc., 144A, 9.56%**, 7/1/2012                                     705,000         680,325
Bear Creek Corp., 144A, 7.873%**, 3/1/2012                                        465,000         458,025
Beazer Homes USA, Inc.:
8.375%, 4/15/2012                                                                 220,000         233,200
8.625%, 5/15/2011                                                                 170,000         180,200
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                   750,000         626,250
9.25%, 5/1/2021                                                                   310,000         313,100
Cenveo Corp., 7.875%, 12/1/2013 (c)                                               690,000         646,875
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                        1,330,000       1,396,500
Columbus McKinnon Corp., 10.0%, 8/1/2010                                          545,000         585,875
Congoleum Corp., 8.625%, 8/1/2008 *                                               395,000         389,075
Cornell Companies, Inc., 10.75%, 7/1/2012 (c)                                     665,000         691,600
Dana Corp., 7.0%, 3/1/2029 (c)                                                    740,000         599,338
Erico International Corp., 8.875%, 3/1/2012                                       410,000         414,100
Evergreen International Aviation, Inc., 12.0%, 5/15/2010                          210,000         151,200
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012 (c)                  1,090,000         959,200
GS Technologies Operating Co., Inc., 12.0%, 9/1/2024 *                            630,536           1,576
HydroChem Industrial Services, Inc., 144A, 9.25%, 2/15/2013                       125,000         125,000
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                    1,185,000       1,282,762
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                      240,000         264,600
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012                                  210,000         223,650
Kansas City Southern:
7.5%, 6/15/2009                                                                   250,000         252,500
9.5%, 10/1/2008                                                                 1,700,000       1,831,750
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                     1,235,000       1,142,375
Laidlaw International, Inc., 10.75%, 6/15/2011                                    790,000         900,600
Metaldyne Corp.:
144A, 10.0%, 11/1/2013 (c)                                                        715,000         607,750
11.0%, 6/15/2012 (c)                                                              135,000         102,600
Millennium America, Inc., 9.25%, 6/15/2008                                      1,200,000       1,278,000
NTK Holdings, Inc., 144A, Step-up Coupon, 0% to 9/1/2009, 10.75%
to 3/1/2014                                                                       695,000         347,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                            510,000         576,300
Remington Arms Co., Inc., 10.5%, 2/1/2011 (c)                                     360,000         342,000
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                 535,000         497,550
Ship Finance International Ltd., 8.5%, 12/15/2013                                 890,000         845,500
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                   205,000         190,650
10.375%, 7/1/2012                                                               1,080,000       1,134,000
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                             425,000         480,250
United Rentals North America, Inc., 7.0%, 2/15/2014 (c)                         1,520,000       1,368,000
Westlake Chemical Corp., 8.75%, 7/15/2011                                         565,000         614,438
Xerox Capital Trust I, 8.0%, 2/1/2027                                             105,000         106,050
                                                                                              -----------
                                                                                               26,470,904

Information Technology 2.1%
Activant Solutions, Inc.:
144A, 9.09%**, 4/1/2010                                                           240,000         244,200
10.5%, 6/15/2011                                                                  640,000         672,000
Eschelon Operating Co.:
8.375%, 3/15/2010                                                                 330,000         286,275
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                                1,424,000       1,201,500
7.25%, 7/15/2006 (c)                                                              230,000         234,025
Sanmina-SCI Corp.:
144A, 6.75%, 3/1/2013 (c)                                                       1,920,000       1,718,400
10.375%, 1/15/2010                                                                400,000         438,000
Viasystems, Inc., 10.5%, 1/15/2011                                                 55,000          52,800
                                                                                              -----------
                                                                                                4,847,200

Materials 11.2%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                             450,000         382,500
ARCO Chemical Co., 9.8%, 2/1/2020                                               2,779,000       3,070,795
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25%
to 3/1/2014                                                                     1,685,000       1,137,375
Caraustar Industries, Inc., 9.875%, 4/1/2011 (c)                                1,255,000       1,229,900
Constar International, Inc., 144A, 6.149%**, 2/15/2012                            420,000         415,800
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                 545,000         534,100
13.0%, 6/15/2009 (c)                                                            1,312,000       1,115,200
Edgen Acquisition Corp., 144A, 9.875%, 2/1/2011                                   375,000         365,625
GEO Specialty Chemicals, Inc., 11.62%, 12/31/2009                                 415,000         439,900
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                 1,070,000       1,139,550
9.375%, 2/1/2013                                                                  615,000         684,956
Hercules, Inc., 6.75%, 10/15/2029                                                 650,000         632,125
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                           765,000         872,100
Huntsman International LLC, 10.125%, 7/1/2009                        EUR          515,000         685,924
Huntsman LLC, 11.625%, 10/15/2010                                                 949,000       1,096,095
IMC Global, Inc.:
7.375%, 8/1/2018                                                                  235,000         242,050
10.875%, 8/1/2013                                                                 543,000         640,740
Intermet Corp., 9.75%, 6/15/2009 * (c)                                            285,000         142,500
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                   690,000         686,550
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                          1,202,000       1,310,180
144A, 13.0%, 9/30/2013                                                            511,432         516,546
Newpage Corp., 144A, 9.42%**, 5/1/2012                                            680,000         666,400
Omnova Solutions, Inc., 11.25%, 6/1/2010                                        1,235,000       1,272,050
Oregon Steel Mills, Inc., 10.0%, 7/15/2009                                        145,000         155,513
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 * (c)                          1,156,554         624,539
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 6/15/2009                            115,000         101,775
11.125%, 9/1/2009                                                                 715,000         650,650
Portola Packaging, Inc., 8.25%, 2/1/2012 (c)                                      865,000         575,225
Rockwood Specialties Group, Inc., 144A, 7.625%, 11/15/2014           EUR          560,000         717,033
Sheffield Steel Corp., 11.375%, 8/15/2011                                         335,000         331,650
Texas Industries, Inc., 10.25%, 6/15/2011                                         635,000         712,787
TriMas Corp., 9.875%, 6/15/2012                                                 1,600,000       1,576,000
UAP Holding Corp., Step-up Coupon, 0.0% to 1/15/2008, 10.75% (c)
to 7/15/2012                                                                      615,000         470,475
United States Steel LLC:
9.75%, 5/15/2010                                                                  793,000         872,300
10.75%, 8/1/2008                                                                   75,000          84,375
                                                                                              -----------
                                                                                               26,151,283

Telecommunication Services 7.4%
AirGate PCS, Inc., 144A, 6.891%**, 10/15/2011                                     320,000         327,200
American Cellular Corp., Series B, 10.0%, 8/1/2011                              1,065,000         995,775
AT&T Corp.:
7.3%, 11/15/2011                                                                  727,000         829,689
8.0%, 11/15/2031                                                                  940,000       1,170,300
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (c)                                                              240,000         232,200
8.375%, 1/15/2014 (c)                                                           2,215,000       2,109,787
144A, 8.375%, 1/15/2014                                                           200,000         190,500
Crown Castle International Corp., 9.375%, 8/1/2011                                535,000         585,825
Dobson Communications Corp., 8.875%, 10/1/2013                                    655,000         533,825
Insight Midwest LP, 9.75%, 10/1/2009 (c)                                          340,000         355,300
LCI International, Inc., 7.25%, 6/15/2007                                         880,000         800,800
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011 (c)                             130,000         107,250
MCI, Inc., 8.735%, 5/1/2014                                                       985,000       1,066,262
Nextel Communications, Inc.:
5.95%, 3/15/2014                                                                  750,000         759,375
7.375%, 8/1/2015                                                                1,910,000       2,034,150
Nextel Partners, Inc., 8.125%, 7/1/2011                                           530,000         569,750
Northern Telecom Capital, 7.875%, 6/15/2026                                       385,000         383,075
Qwest Corp., 7.25%, 9/15/2025                                                     935,000         846,175
Qwest Services Corp.:
144A, 14.0%, 12/15/2010                                                         1,615,000       1,816,875
144A, 14.5%, 12/15/2014                                                           300,000         348,000
Rural Cellular Corp., 9.875%, 2/1/2010 (c)                                        115,000         115,288
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to
12/15/2011 (f)                                                                    200,000         174,000
Triton PCS, Inc., 8.5%, 6/1/2013 (c)                                              200,000         173,000
Ubiquitel Operating Co., 9.875%, 3/1/2011 (c)                                     225,000         243,563
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (c)                                  455,000         499,362
Western Wireless Corp., 9.25%, 7/15/2013                                          100,000         114,250
                                                                                              -----------
                                                                                               17,381,576

Utilities 6.5%
AES Corp., 144A, 8.75%, 5/15/2013                                               1,255,000       1,358,537
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012 (c)                                                      1,870,000       1,991,550
144A, 10.25%, 11/15/2007                                                          100,000         110,000
Aquila, Inc., 14.875%, 7/1/2012 (c)                                               195,000         257,400
Calpine Corp.:
8.25%, 8/15/2005 (c)                                                              420,000         373,800
144A, 8.5%, 7/15/2010 (c)                                                       1,075,000         747,125
CMS Energy Corp.:
7.5%, 1/15/2009 (c)                                                               415,000         425,375
8.5%, 4/15/2011 (c)                                                               800,000         856,000
9.875%, 10/15/2007 (c)                                                            990,000       1,067,962
DPL, Inc., 6.875%, 9/1/2011                                                       820,000         873,300
Mission Energy Holding Co., 13.5%, 7/15/2008                                    2,070,000       2,427,075
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                       345,000         350,565
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                        1,959,000       1,978,590
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                   865,000         925,550
10.0%, 10/1/2009                                                                1,365,000       1,515,150
                                                                                              -----------
                                                                                               15,257,979


Total Corporate Bonds (Cost $179,888,650)                                                     172,465,326
                                                                                              -----------
Foreign Bonds - US$ Denominated 16.7%
Consumer Discretionary 2.7%
Advertising Directory Solutions, Inc., 144A, 9.25%, 11/15/2012                    575,000         600,875
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                          1,082,000       1,217,250
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                   820,000         865,100
Shaw Communications, Inc.:
7.25%, 4/6/2011                                                                   335,000         355,100
8.25%, 4/11/2010                                                                1,305,000       1,428,975
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008,
11.5% to 6/15/2014                                                              1,240,000         930,000
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                            335,000         326,625
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (c)                             765,000         665,550
                                                                                              -----------
                                                                                                6,389,475

Consumer Staples 0.4%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                              730,000         806,650
Grupo Cosan SA, 144A, 9.0%, 11/1/2009 (c)                                         190,000         191,188
                                                                                              -----------
                                                                                                  997,838

Energy 2.5%
Luscar Coal Ltd., 9.75%, 10/15/2011 (c)                                           870,000         952,650
OAO Gazprom, 144A, 9.625%, 3/1/2013                                             1,280,000       1,500,800
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                    2,575,036       2,871,165
Secunda International Ltd., 11.15%**, 9/1/2012                                    540,000         529,200
                                                                                              -----------
                                                                                                5,853,815

Financials 0.7%
Conproca SA de CV, 12.0%, 6/16/2010                                               450,000         553,500
Eircom Funding, 8.25%, 8/15/2013                                                  555,000         599,400
New ASAT (Finance) Ltd., 9.25%, 2/1/2011                                          625,000         512,500
                                                                                              -----------
                                                                                                1,665,400

Health Care 0.3%
Biovail Corp., 7.875%, 4/1/2010 (c)                                               775,000         771,125
                                                                                              -----------
Industrials 2.2%
CP Ships Ltd., 10.375%, 7/15/2012                                                 700,000         785,750
Grupo Transportacion Ferroviaria Mexicana SA de CV:
144A, 9.375%, 5/1/2012                                                            790,000         793,950
10.25%, 6/15/2007 (c)                                                           1,550,000       1,643,000
12.5%, 6/15/2012                                                                  687,000         790,050
LeGrand SA, 8.5%, 2/15/2025                                                       575,000         687,125
Stena AB:
7.0%, 12/1/2016                                                                   180,000         162,000
9.625%, 12/1/2012                                                                 335,000         362,637
                                                                                              -----------
                                                                                                5,224,512

Materials 3.5%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                       445,000         467,250
Cascades, Inc.:
7.25%, 2/15/2013                                                                  775,000         763,375
144A, 7.25%, 2/15/2013                                                             50,000          49,250
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                 100,000         103,000
Crown Euro Holdings SA, 10.875%, 3/1/2013                                         505,000         576,963
ISPAT Inland ULC, 9.75%, 4/1/2014                                                 909,000       1,038,532
Novelis, Inc., 144A, 7.25%, 2/15/2015                                             750,000         725,625
Rhodia SA, 8.875%, 6/1/2011 (c)                                                 1,675,000       1,566,125
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                         20,000          21,000
Tembec Industries, Inc.:
8.5%, 2/1/2011 (c)                                                              2,770,000       2,119,050
8.625%, 6/30/2009 (c)                                                             865,000         696,325
                                                                                              -----------
                                                                                                8,126,495

Sovereign Bonds 1.0%
Dominican Republic, 144A, 9.04%, 1/23/2013                                        510,000         470,475
Federative Republic of Brazil, 8.875%, 10/14/2019                                 555,000         546,675
Republic of Argentina, 8.28%, 12/31/2033                                        1,241,275       1,112,676
Republic of Venezuela, 10.75%, 9/19/2013                                           95,000         106,163
                                                                                              -----------
                                                                                                2,235,989

Telecommunication Services 3.4%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                           255,000         220,575
Axtel SA:
11.0%, 12/15/2013                                                                 575,000         595,125
144A, 11.0%, 12/15/2013                                                           120,000         124,200
Embratel, Series B, 11.0%, 12/15/2008                                             367,000         408,287
Esprit Telecom Group PLC:
10.875%, 6/15/2008 *                                                              110,000               0
11.5%, 12/15/2007 *                                                               330,000               0
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                              660,000         600,600
Grupo Iusacell SA de CV, Series B, 10.0%, 12/29/2004 *                            117,000          83,070
INTELSAT, 6.5%, 11/1/2013                                                         145,000         114,913
Intelsat Bermuda Ltd., 144A, 7.805%**, 1/15/2012                                  385,000         385,963
Millicom International Cellular SA, 10.0%, 12/1/2013                            1,305,000       1,269,112
Mobifon Holdings BV, 12.5%, 7/31/2010                                           1,135,000       1,379,025
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                            415,000         425,375
Nortel Networks Corp., 6.875%, 9/1/2023                                            95,000          86,925
Nortel Networks Ltd., 6.125%, 2/15/2006                                         2,265,000       2,270,662
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                             20,000          19,150
                                                                                              -----------
                                                                                                7,982,982


Total Foreign Bonds - US$ Denominated (Cost $39,855,486)                                       39,247,631
                                                                                              -----------
Foreign Bonds - Non US$ Denominated 1.5%
Consumer Discretionary 0.4%
IESY Repository GMBH, 144A, 8.75%, 5/15/2015                         EUR          295,000         337,863
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                 EUR          395,000         472,724
                                                                                              -----------
                                                                                                  810,587

Industrials 0.2%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                         EUR          390,000         494,344
                                                                                              -----------
Sovereign Bonds 0.9%
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013                                       MXN        8,652,500         671,103
Series MI-10, 9.5%, 12/18/2014                                       MXN        3,125,500         263,990
Republic of Argentina, 7.82%, 12/31/2033                             EUR        1,115,593       1,185,659
                                                                                              -----------
                                                                                                2,120,752


Total Foreign Bonds - Non US$ Denominated (Cost $3,372,160)                                     3,425,683
                                                                                              -----------

Convertible Bond 0.5%
DIMON, Inc.:
6.25%, 3/31/2007                                                                  805,000         788,900
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006                                                 335,000         333,325
144A, Series EURO, 7.5%, 9/25/2006                                                 45,000          44,775
                                                                                              -----------
Total Convertible Bond (Cost $1,125,937)                                                        1,167,000


Asset Backed 0.4%
Golden Tree High Yield Opportunities LP, "D1", Series 1,
13.054%, 10/31/2007
(Cost $1,000,000)                                                               1,000,000       1,041,500
                                                                                              -----------

Loan Participation 1.5%
Anthony Crane Rental Corp.:
LIBOR plus 3.50%, 6.62%**, 7/22/2004                                              750,000         690,000
LIBOR plus 4.25%, 7.37%**, 7/20/2006                                              250,000         230,000
Citigroup Global (Severstal), 8.625%, 2/24/2009                                   330,000         342,903
Intermet Corp., Prime plus 3.25%, 9.0%**, 3/31/2009 (PIK)                       2,000,000       1,980,000
NTELOS, Inc., LIBOR plus 5.00%, 8.22%**, 2/24/2012                                250,000         252,500
                                                                                              -----------
Total Loan Participation (Cost $3,354,688)                                                      3,495,403


                                                                                   Shares        Value ($)
                                                                                   ------        ---------
Common Stocks 0.1%
Catalina Restaurant Group, Inc.*                                                    2,211           3,538
GEO Specialty Chemicals, Inc.*                                                     12,192         158,492
GEO Specialty Chemicals, Inc., 144A*                                                1,110          16,650
IMPSAT Fiber Networks, Inc.*                                                       16,780         106,133
Viatel, Inc.*                                                                       6,136               0
                                                                                              -----------
Total Common Stocks (Cost $1,190,742)                                                             284,813


Warrants 0.0%
Dayton Superior Corp., 144A*                                                           45               0
DeCrane Aircraft Holdings, Inc., 144A*                                              1,230               0
TravelCenters of America, Inc.*                                                       140              18
                                                                                              -----------
Total Warrants (Cost $701)                                                                             18

Preferred Stocks 0.6%
Paxson Communications Corp., 14.25% (PIK)                                             111         821,678
TNP Enterprises, Inc., 14.5%, "D" (PIK)                                               525         580,125
                                                                                              -----------
Total Preferred Stocks (Cost $1,497,403)                                                        1,401,803


Other Investments 0.4%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029                                    1,135,000         896,650
SpinCycle, Inc., "F" (Common Stock Unit)                                               16              18
SpinCycle, Inc., (Common Stock Unit)                                                2,283           2,511
                                                                                              -----------
Total Other Investments (Cost $719,719)                                                           899,179


                                                                                   Shares        Value ($)
                                                                                   ------        ---------

Securities Lending Collateral 16.7%
Scudder Daily Assets Fund Institutional, 2.94% (d)(e)
(Cost $39,210,036)                                                             39,210,036      39,210,036
                                                                                              -----------
Cash Equivalents 3.5%
Scudder Cash Management QP Trust, 2.81% (a)
(Cost $8,167,209)                                                               8,167,209       8,167,209
                                                                                              -----------

                                                                                     % of
                                                                               Net Assets        Value ($)
                                                                               ----------        ---------

Total Investment Portfolio  (Cost $279,382,731)                                     115.6     270,805,601
Other Assets and Liabilities, Net                                                   -15.6     -36,638,105
                                                                                              -----------
Net Assets                                                                          100.0     234,167,496
                                                                                              ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

                                                Maturity     Principal              Acquisition
Security                            Coupon        Date       Amount(b)                Cost($)          Value($)
---------------------------------------------------------------------------------------------------------------------
Congoleum Corp.                         8.625     8/1/2008       395,000 USD               299,263           389,075
---------------------------------------------------------------------------------------------------------------------
Dyersburg Corp.                          9.75     9/1/2007     1,500,000 USD             1,593,750                 0
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                       13.68    7/15/2012     1,906,858 USD             1,906,858                 0
---------------------------------------------------------------------------------------------------------------------
Esprit Telecom Group PLC:              10.875    6/15/2008       110,000 USD               109,482                 0
                                         11.5   12/15/2007       330,000 USD               327,120                 0
---------------------------------------------------------------------------------------------------------------------
FRD Acquisition Co.                      12.5    7/15/2004       120,000 USD                     0                 0
---------------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV                  10.0   12/29/2004       117,000 USD                72,946            83,070
---------------------------------------------------------------------------------------------------------------------
GS Technologies Operating Co., Inc.      12.0     9/1/2024       630,536 USD               630,536             1,576
---------------------------------------------------------------------------------------------------------------------
Intermet Corp.                           9.75    6/15/2009       285,000 USD               118,964           142,500
---------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                  12.0   10/15/2010     1,156,554 USD               740,499           624,539
---------------------------------------------------------------------------------------------------------------------
Trump Holdings & Funding               12.625    3/15/2010       445,000 USD               442,624           480,600
---------------------------------------------------------------------------------------------------------------------
                                                                                       $ 6,242,042       $ 1,721,360
---------------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2005.

(a) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2005 amounted to $38,258,947, which is 16.3% of total net assets.

(d) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

LIBOR: London InterBank Offer Rate

PRIME: Interest rate charged by banks to their most creditworthy customers.

As of April 30, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                             Unrealized
                                                                                                            Appreciation
                  Contracts to Deliver                In Exchange For                  Date                    (US $)
----------------------------------------------------------------------------------------------------------------------------
EUR                                 202,460 USD                   262,111           9/27/2005                           269
----------------------------------------------------------------------------------------------------------------------------
EUR                                 197,164 USD                   256,687            9/9/2005                         1,875
----------------------------------------------------------------------------------------------------------------------------
EUR                                  53,573 USD                    71,673            9/9/2005                         2,436
----------------------------------------------------------------------------------------------------------------------------
EUR                                  58,020 USD                    78,228            9/9/2005                         3,243
----------------------------------------------------------------------------------------------------------------------------
EUR                                  56,413 USD                    76,248           5/27/2005                         3,600
----------------------------------------------------------------------------------------------------------------------------
EUR                                  83,100 USD                   110,652           5/27/2005                         3,638
----------------------------------------------------------------------------------------------------------------------------
EUR                                 308,571 USD                   404,765           5/27/2005                         7,395
----------------------------------------------------------------------------------------------------------------------------
EUR                                 556,250 USD                   731,574           5/27/2005                        15,249
----------------------------------------------------------------------------------------------------------------------------
EUR                               2,767,588 USD                 3,670,389           5/27/2005                       106,355
----------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                       144,060
----------------------------------------------------------------------------------------------------------------------------

                                                                                                             Unrealized
                                                                                                            Depreciation
                  Contracts to Deliver                In Exchange For                  Date                    (US $)
----------------------------------------------------------------------------------------------------------------------------
MXN                                 720,839 USD                    62,813           5/27/2005                        (2,049)
----------------------------------------------------------------------------------------------------------------------------
MXN                               3,066,585 USD                   271,266           5/27/2005                        (4,666)
----------------------------------------------------------------------------------------------------------------------------
MXN                               7,253,646 USD                   647,474           5/27/2005                        (5,212)
----------------------------------------------------------------------------------------------------------------------------
USD                                 403,361 EUR                   308,571           5/27/2005                        (5,991)
----------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                       (17,918)
----------------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
EUR          Euro                      USD                  United States Dollar
--------------------------------------------------------------------------------
MXN          Mexican Peso
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Income Opportunity Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder High Income Opportunity Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005